Revenue Recognition - Deferred revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Revenue from Contract with Customer [Abstract]
Deferred revenue at beginning of year	$ 753	$ 425
Deferred revenue recognized during period	(33,623)	(31,823)
Additions to deferred revenue during period	33,791	32,151
Deferred revenue at end of year	921	753
Deferred revenue recognized	753
Accounts receivable	$ 1,372	$ 185	$ 151